STOCK BASED COMPENSATION (Details) - Amended plan - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
STOCK BASED COMPENSATION
Percentage of ordinary shares reserved for issuance	15.00%
Number of ordinary shares reserved for future issuance	106,532	319,397
Number of shares available for issuance		41,386
ADS
STOCK BASED COMPENSATION
Number of ordinary shares reserved for future issuance	106,532	319,397